UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	June 30, 2019

Date of reporting period:	September 30, 2018

Item 1. Schedule of Investments:

Putnam Small Cap Growth Fund

The fund's portfolio
9/30/18 (Unaudited)

COMMON STOCKS (97.4%)(a)
		Shares	Value

Aerospace and defense (4.9%)

BWX Technologies, Inc.		69,709	$4,359,601

HEICO Corp.(S)		108,066	10,007,992

Mercury Systems, Inc.(NON)		194,407	10,754,595

			25,122,188
Banks (0.9%)

Cadence BanCorporation		171,459	4,478,509

			4,478,509
Beverages (1.0%)

MGP Ingredients, Inc.(S)		65,336	5,160,237

			5,160,237
Biotechnology (11.9%)

Acceleron Pharma, Inc.(NON)		60,518	3,463,445

Amicus Therapeutics, Inc.(NON)(S)		193,214	2,335,957

Array BioPharma, Inc.(NON)		181,389	2,757,113

Ascendis Pharma A/S ADR (Denmark)(NON)		40,200	2,848,572

Atara Biotherapeutics, Inc.(NON)(S)		46,646	1,928,812

Emergent BioSolutions, Inc.(NON)		137,087	9,024,437

Exact Sciences Corp.(NON)(S)		48,553	3,831,803

Global Blood Therapeutics, Inc.(NON)(S)		52,550	1,996,900

Ironwood Pharmaceuticals, Inc.(NON)(S)		112,622	2,079,002

Ligand Pharmaceuticals, Inc.(NON)(S)		45,449	12,475,296

Loxo Oncology, Inc.(NON)(S)		13,477	2,302,276

Mirati Therapeutics, Inc.(NON)(S)		50,708	2,388,347

Repligen Corp.(NON)		86,469	4,795,571

Sarepta Therapeutics, Inc.(NON)(S)		30,963	5,000,834

Spark Therapeutics, Inc.(NON)(S)		28,942	1,578,786

Vericel Corp.(NON)		111,534	1,578,206

			60,385,357
Building products (3.3%)

Patrick Industries, Inc.(NON)		72,097	4,268,142

Trex Co., Inc.(NON)		158,927	12,234,200

			16,502,342
Capital markets (5.1%)

Evercore, Inc. Class A		88,892	8,938,091

Focus Financial Partners, Inc. Class A(NON)(S)		168,179	7,981,775

Hamilton Lane, Inc. Class A		208,085	9,214,004

			26,133,870
Chemicals (2.8%)

Ferro Corp.(NON)		345,527	8,023,137

Orion Engineered Carbons SA (Luxembourg)		190,459	6,113,734

			14,136,871
Commercial services and supplies (0.8%)

BrightView Holdings, Inc.(NON)(S)		261,227	4,192,693

			4,192,693
Construction materials (0.7%)

Summit Materials, Inc. Class A		205,568	3,737,226

			3,737,226
Diversified consumer services (4.8%)

Bright Horizons Family Solutions, Inc.(NON)		94,077	11,086,034

Chegg, Inc.(NON)		118,212	3,360,767

Grand Canyon Education, Inc.(NON)		87,921	9,917,489

			24,364,290
Electronic equipment, instruments, and components (3.2%)

Littelfuse, Inc.		39,965	7,908,674

Novanta, Inc.(NON)		120,905	8,269,902

			16,178,576
Entertainment (1.8%)

Live Nation Entertainment, Inc.(NON)		119,360	6,501,539

World Wrestling Entertainment, Inc. Class A		26,800	2,592,364

			9,093,903
Health-care equipment and supplies (9.4%)

AxoGen, Inc.(NON)(S)		103,668	3,820,166

CONMED Corp.		78,180	6,193,420

Insulet Corp.(NON)		67,719	7,174,828

Merit Medical Systems, Inc.(NON)		185,318	11,387,791

Penumbra, Inc.(NON)		27,841	4,167,798

Quidel Corp.(NON)		137,439	8,956,900

Tactile Systems Technology, Inc.(NON)(S)		84,868	6,029,871

			47,730,774
Health-care providers and services (1.1%)

HealthEquity, Inc.(NON)		60,576	5,718,980

			5,718,980
Health-care technology (2.0%)

Tabula Rasa HealthCare, Inc.(NON)(S)		75,760	6,150,954

Teladoc, Inc.(NON)(S)		48,654	4,201,273

			10,352,227
Hotels, restaurants, and leisure (3.8%)

Planet Fitness, Inc. Class A(NON)		102,800	5,554,284

Wingstop, Inc.		201,152	13,732,647

			19,286,931
Household products (0.8%)

Central Garden & Pet Co. Class A(NON)		124,528	4,126,858

			4,126,858
Insurance (1.1%)

Kinsale Capital Group, Inc.		89,054	5,686,988

			5,686,988
IT Services (1.0%)

Evo Payments, Inc. Class A(NON)(S)		214,122	5,117,516

			5,117,516
Life sciences tools and services (0.6%)

Codexis, Inc.(NON)		170,872	2,930,455

			2,930,455
Machinery (4.3%)

Harsco Corp.(NON)		170,746	4,874,798

John Bean Technologies Corp. (JBT)		93,700	11,178,410

Proto Labs, Inc.(NON)		34,290	5,546,408

			21,599,616
Media (1.6%)

Cable One, Inc.		8,969	7,925,098

			7,925,098
Pharmaceuticals (1.4%)

Aerie Pharmaceuticals, Inc.(NON)(S)		42,605	2,622,338

Medicines Co. (The)(NON)(S)		55,000	1,645,050

Supernus Pharmaceuticals, Inc.(NON)		53,154	2,676,304

			6,943,692
Road and rail (1.0%)

Saia, Inc.(NON)		69,461	5,310,293

			5,310,293
Semiconductors and semiconductor equipment (2.9%)

Brooks Automation, Inc.		125,476	4,395,424

Entegris, Inc.		120,986	3,502,545

Integrated Device Technology, Inc.(NON)		146,762	6,899,282

			14,797,251
Software (16.6%)

2U, Inc.(NON)		63,103	4,744,715

Alteryx, Inc. Class A(NON)(S)		82,977	4,747,114

Blackline, Inc.(NON)		69,445	3,921,559

Envestnet, Inc.(NON)		129,315	7,881,749

Everbridge, Inc.(NON)(S)		141,600	8,161,824

j2 Global, Inc.		41,883	3,470,007

Mimecast, Ltd.(NON)		83,711	3,505,817

Paylocity Holding Corp.(NON)		76,863	6,173,636

Proofpoint, Inc.(NON)		36,499	3,880,939

PROS Holdings, Inc.(NON)(S)		119,060	4,169,481

Q2 Holdings, Inc.(NON)		73,403	4,444,552

QAD, Inc. Class A		120,676	6,836,295

RealPage, Inc.(NON)		191,130	12,595,467

RingCentral, Inc. Class A(NON)		61,095	5,684,890

SVMK, Inc.(NON)		45,858	735,104

Talend SA ADR(NON)		48,302	3,368,581

			84,321,730
Specialty retail (5.8%)

At Home Group, Inc.(NON)		234,501	7,393,817

Five Below, Inc.(NON)		132,593	17,245,046

National Vision Holdings, Inc.(NON)		108,785	4,910,555

			29,549,418
Trading companies and distributors (2.8%)

H&E Equipment Services, Inc.		126,637	4,784,346

SiteOne Landscape Supply, Inc.(NON)(S)		124,394	9,371,844

			14,156,190

Total common stocks (cost $420,743,882)			$495,040,079

SHORT-TERM INVESTMENTS (18.5%)(a)
		Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 2.25%(AFF)	Shares	79,202,145	$79,202,145

Putnam Short Term Investment Fund 2.24%(AFF)	Shares	11,085,541	11,085,541

U.S. Treasury Bills 2.04%, 11/8/18		$3,356,000	3,348,667

U.S. Treasury Bills 1.98%, 10/4/18		146,000	145,975

Total short-term investments (cost $93,782,635)			$93,782,328

TOTAL INVESTMENTS

Total investments (cost $514,526,517)			$588,822,407

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2018 through September 30, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $508,028,929.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 6/30/18	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/18

	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$37,057,260	$103,283,294	$61,138,409	$197,764	$79,202,145
	Putnam Short Term Investment Fund**	9,465,394	110,443,375	108,823,228	121,423	11,085,541

	Total Short-term investments	$46,522,654	$213,726,669	$169,961,637	$319,187	$90,287,686
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $79,202,145, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $77,841,789. Certain of these securities were sold prior to the close of the reporting period.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	The dates shown on debt obligations are the original maturity dates.

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$17,019,001	$—	$—
Consumer discretionary	73,200,639	—	—
Consumer staples	9,287,095	—	—
Financials	36,299,367	—	—
Health care	134,061,485	—	—
Industrials	86,883,322	—	—
Information technology	120,415,073	—	—
Materials	17,874,097	—	—
Total common stocks	495,040,079	—	—
Short-term investments	11,085,541	82,696,787	—

Totals by level	$506,125,620	$82,696,787	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 28, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: November 28, 2018